Segment Information - Components of Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Total revenues	$ 133,988	$ 44,755	$ 3,129
Membership Subscription [Member]
Revenue from External Customer [Line Items]
Total revenues	58,462	29,756	2,808
Mobile Marketing [Member]
Revenue from External Customer [Line Items]
Total revenues	38,885	1,975	12
Mobile Games [Member]
Revenue from External Customer [Line Items]
Total revenues	31,082	11,237	92
Other Services [Member]
Revenue from External Customer [Line Items]
Total revenues	$ 5,559	$ 1,787	$ 217